ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Amounts due to related parties (including amounts due to related parties of the consolidated variable interest entities without recourse to AirMedia Group Inc. nil and $15,389 as of December 31, 2014 and 2015, respectively)			$ 15,389
Am Advertising and Its Subsidiaries Current Liabilities	[1]	$ 25,956

[1]	The payable to AM Advertising and its subsidiaries was $15,389 as of December 31, 2015 and included in amounts due to related parties. However , due to disputes with AM Advertising as described in Note 25-d, the Group no long considers AM Advertising and its subsidiaries as related party in fiscal 2016, as a result, the Payable balance to AM Advertising and its subsidiaries of $25,956 was included in other current liabilities as of December 31, 2016.